Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Components of Income Tax	The components of the income tax provision were as follows:
	For the fiscal years ended June 30,
	2025	2024	2023
Current income tax provision	323,294	$124,419	$218,962
Deferred income tax expense(benefit)	-	-	455,602
Total	323,294	$124,419	$674,564

Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate for the fiscal years ended June 30, 2025, 2024, and 2023:

	For the fiscal years ended June 30,
	2025	2024	2023
China Statutory income tax rate	25.00%	25.00%	25.00%
Temporary difference	-	-	(4.76)%
Permanent difference	(0.07)%	5.01%	(0.01)%
Effect of different tax jurisdiction	(0.87)%	(12.55)%	(10.10)%
Effect of favorable tax rates on small-scale and low-profit entities	(2.22)%	(1.20)%	0.41%
Change in valuation allowance	(26.75)%	(17.26)%	(13.28)%
Effective tax rate	(4.91)%	(1.00)%	(2.74)%

Schedule of Deferred Tax Asset

The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that gives rise to deferred tax asset as of June 30, 2025 and 2024 was as follows:

	As of June 30,
	2025	2024
Deferred tax assets:
Net operating loss carry forwards	2,810,276	$2,913,175
Allowance for credit loss	5,191,055	3,219,545
Total deferred tax assets	8,001,331	6,132,720
Valuation allowance	(8,001,331)	(6,132,720)
Total deferred tax assets, net	-	$-